united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Item 1. Schedule of Investments.

Altegris /AACA Real Estate Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares				Value
	COMMON STOCK - 22.0%
	COMMERCIAL SERVICES - 7.0%
1,000	Macquarie Infrastructure Corp.			$46,130

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
400	Hannon Armstrong Sustainable Infrastructure Capital, Inc.			8,588

	REITS-DIVERSIFIED - 7.0%
2,600	New Residential Investment Corp.			46,332

	REITS-MORTGAGE - 6.7%
860	AGNC Investment Corp.			16,022
1,400	Annaly Capital Management, Inc.			14,322
300	Starwood Property Trust, Inc.			6,456
500	Two Harbors Investment Corp.			7,465
				44,265
	TOTAL COMMON STOCK (Cost - $148,691)			145,315

	PARTNERSHIP SHARES - 3.1%
	ELECTRIC- 3.1%
200	Brookfield Infrastructure Partners LP			7,976
400	Brookfield Renewable Partners LP			12,096
	TOTAL PARTNERSHIP SHARES (Cost - $20,405)			20,072
		Coupon Rate	Maturity
	PREFERRED STOCK - 75.5%
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
400	Hunt Cos. Finance Trust, Inc. 1 Month LIBOR + 7.15 (a)	8.75	Perpetual	10,112

	REITS-DIVERSIFIED - 2.6%
200	Landmark Infrastructure Partners LP (a)	7.04	Perpetual	4,610
200	Landmark Infrastructure Partners LP	7.90	Perpetual	4,924
300	Landmark Infrastructure Partners LP	8.00	Perpetual	7,530
				17,064
	REITS-APARTMENTS - 3.4%
250	American Homes 4 Rent	6.50	Perpetual	6,250
200	Bluerock Residential Growth REIT, Inc.	7.13	Perpetual	4,822
150	Bluerock Residential Growth REIT, Inc.	7.63	Perpetual	3,848
300	Bluerock Residential Growth REIT, Inc.	8.25	Perpetual	7,734
				22,654
	REITS-DIVERSIFIED - 14.2%
400	Colony Capital, Inc.	7.13	Perpetual	9,096
400	Colony Capital, Inc.	7.13	Perpetual	9,096
400	Colony Capital, Inc.	7.15	Perpetual	9,104
200	Colony Capital, Inc.	7.50	Perpetual	4,748
200	Colony Capital, Inc.	8.25	Perpetual	5,062
400	Colony Capital, Inc.	8.75	Perpetual	10,248
400	CorEnergy Infrastructure Trust, Inc.	7.38	Perpetual	10,072
600	Digital Realty Trust, Inc.	7.38	Perpetual	15,264
250	Global Net Lease, Inc.	7.25	Perpetual	6,268
333	Innovative Industrial Properties, Inc.	9.00	Perpetual	9,466
200	UMH Properties, Inc.	8.00	Perpetual	5,236
				93,660
	REITS-HEALTH CARE - 1.5%
400	Global Medical REIT, Inc.	7.50	Perpetual	10,044

	REITS-HOTELS - 9.0%
150	Ashford Hospitality Trust, Inc.	7.38	Perpetual	3,603
200	Ashford Hospitality Trust, Inc.	7.38	Perpetual	4,830
100	Ashford Hospitality Trust, Inc.	7.50	Perpetual	2,451
450	Ashford Hospitality Trust, Inc.	7.50	Perpetual	10,944
150	Ashford Hospitality Trust, Inc.	8.45	Perpetual	3,882
300	Braemar Hotels & Resorts, Inc.	5.50	Perpetual	5,685
200	Hersha Hospitality Trust	6.50	Perpetual	4,634
150	Hersha Hospitality Trust	6.50	Perpetual	3,462
100	LaSalle Hotel Properties	6.30	Perpetual	2,436
200	RLJ Lodging Trust	1.95	Perpetual	5,196
300	Sotherly Hotels, Inc.	7.88	Perpetual	7,485
200	Sotherly Hotels, Inc.	8.00	Perpetual	5,082
				59,690
	REITS-MORTGAGE - 23.8%
400	AG Mortgage Investment Trust, Inc.	8.25	Perpetual	10,238
200	AGNC Investment Corp.	7.75	Perpetual	5,104
100	Arbor Realty Trust, Inc.	8.25	Perpetual	2,551
300	Arbor Realty Trust, Inc.	8.50	Perpetual	7,830
200	ARMOUR Residential REIT, Inc.	7.88	Perpetual	5,004
250	ARMOUR Residential REIT, Inc.	8.25	Perpetual	6,399
250	Cherry Hill Mortgage Investment Corp.	8.20	Perpetual	6,312
200	Chimera Investment Corp.	8.00	Perpetual	5,114
250	Chimera Investment Corp. 3 Month LIBOR + 5.79 (a)	8.00	Perpetual	6,425
300	Drive Shack, Inc.	8.05	Perpetual	7,344
300	Drive Shack, Inc.	8.38	Perpetual	7,503
800	Drive Shack, Inc.	9.75	Perpetual	20,464
100	Dynex Capital, Inc.	7.63	Perpetual	2,435
200	Dynex Capital, Inc.	8.50	Perpetual	5,068
250	Exantas Capital Corp. 3 Month LIBOR + 5.93 (a)	8.63	Perpetual	6,340
125	iStar, Inc.	8.00	Perpetual	3,125
100	Invesco Mortgage Capital, Inc. 3 Month LIBOR + 5.29 (a)	7.50	Perpetual	2,434
200	Invesco Mortgage Capital, Inc.	7.75	Perpetual	5,012
200	MFA Financial, Inc.	7.50	Perpetual	5,018
300	MTGE Investment Corp.	8.13	Perpetual	7,764
200	New York Mortgage Trust, Inc.	7.75	Perpetual	4,888
200	New York Mortgage Trust, Inc.	7.88	Perpetual	4,902
300	New York Mortgage Trust, Inc. 3 Month LIBOR + 5.70 (a)	8.00	Perpetual	7,158
200	PennyMac Mortgage Investment Trust 3 Month LIBOR + 5.99 (a)	8.00	Perpetual	4,990
300	PennyMac Mortgage Investment Trust 3 Month LIBOR + 5.83 (a)	8.13	Perpetual	7,524
				156,946
	REITS-OFFICE PROPERTY - 0.8%
200	City Office REIT, Inc.	6.63	Perpetual	4,982

	REITS-REGIONAL MALLS - 8.8%
950	CBL & Associates Properties, Inc.	7.38	Perpetual	15,171
800	CBL & Associates Properties, Inc.	6.63	Perpetual	12,008
300	Pennsylvania Real Estate Investment Trust	6.88	Perpetual	6,486
200	Pennsylvania Real Estate Investment Trust	7.20	Perpetual	4,542
200	Pennsylvania Real Estate Investment Trust	7.38	Perpetual	4,702
100	Taubman Centers, Inc.	6.50	Perpetual	2,511
300	Washington Prime Group, Inc.	6.88	Perpetual	6,150
300	Washington Prime Group, Inc.	7.50	Perpetual	6,858
				58,428
	REITS-SHOPPING CENTERS - 4.9%
300	Cedar Realty Trust, Inc.	7.25	Perpetual	7,407
100	Saul Centers, Inc.	6.88	Perpetual	2,505
100	Seritage Growth Properties	7.00	Perpetual	2,482
500	Wheeler Real Estate Investment Trust, Inc. (b)	8.75	Perpetual	10,490
500	Wheeler Real Estate Investment Trust, Inc.	9.00	Perpetual	9,290
				32,174
	REITS-STORAGE - 1.9%
300	Jernigan Capital, Inc.	7.00	Perpetual	7,446
200	National Storage Affiliates Trust	6.00	Perpetual	4,966
				12,412
	REITS-WAREHOUSE - 3.1%
100	Gramercy Property Trust	7.13	Perpetual	2,498
300	Plymouth Industrial REIT, Inc. (b)	7.50	Perpetual	7,456
400	QTS Realty Trust, Inc.	7.13	Perpetual	10,192
				20,146

	TOTAL PREFERRED STOCK (Cost - $507,346)			498,312

	TOTAL INVESTMENTS - 100.6% (Cost - 676,442)			$663,699
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %			(3,752)
	NET ASSETS - 100.0%			$659,947

REIT	Real Estate Investment Trust
(a)	Variable rate security; the rate shown represents the rate at September 30, 2018.
(b)	Step-Up Bond; the interest rate shown is the rate in effect as of September 30, 2018.

Altegris Mutual Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
The following is a summary of significant accounting policies followed by the Fund in preparation of its Portfolio of Investments.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).   The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for the Fund’s assets and liabilities measured at fair value:
Real Estate
Assets		Level 1	Level 2	Level 3	Total
Investments*
Common Stock		$145,315	$-	$-	$145,315
Partnership Shares		20,072	-	-	20,072
Preferred Stock		498,312	-	-	498,312
Total Assets		$663,699	$-	$-	$663,699

* See each Fund's Schedule of Investments for breakdown by industry.
The Funds did not hold any Level 3 securities during the period ended.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2018, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
AACA Real Estate Income	$676,442	$702	$(13,445)	$(12,743)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 11/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 11/29/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 11/29/2018